Cover	Jul. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2026
Entity File Number	001-42780
Entity Registrant Name	WHITEFIBER, INC.
Entity Central Index Key	0002042022
Entity Tax Identification Number	61-2222606
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	31 Hudson Yards
Entity Address, Address Line Two	Floor 11
Entity Address, Address Line Three	Suite 30
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	646
Local Phone Number	801-0779
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	WYFI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false